Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenues
Disaggregation of Revenues

	Year Ended December 31,
U.S.$ millions	2024	2023
Revenues from contracts with customers
Capacity arrangements and transportation [1]	1,662	1,568
Marketing activities [2]	453	432
Other revenues	5	5
Total revenues	2,120	2,005
1.Capacity arrangements and transportation revenues include $24 million (2023 – $17 million) relating to the Intra-Alberta & Other segment. The remaining revenue relates to the Company's Keystone Pipeline System segment.
2.Relates to revenue from the Company's marketing activities and financial instruments. Refer to Note 22, Risk Management and Financial Instruments for additional information.

Contract Balances
Contract Balances

	As at December 31,		Affected Line Item on the Consolidated Balance Sheets
U.S.$ millions	2024	2023
Receivables from contracts with customers	329	337	Accounts receivable
Contract liabilities [1] (Note 13)	15	17	Accounts payable and other
Long-term contract liabilities (Note 15)	19	17	Other long-term liabilities
1.During the year ended December 31, 2024, $17 million (2023 – $17 million) of revenues were recognized that were included in contract liabilities at the beginning of the year.